LONG TERM BONDS (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long Term Bond Maturities	Maturities of the bonds by years are as follows:
Year ended December 31,

2017 (current maturity)	$2,600

Long-term portion:

2018	2,600
2019	2,600
2020	2,600
2021	2,360

Total	$10,160